Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits	$ 121,160	$ 111,011	$ 100,222
Contributions to defined contribution plans	6,116	5,665	4,931
Expenses related to defined benefit plans (refer note 32)	3,243	2,314	1,354
Equity-settled share based payment (refer note 33)	22,976	36,018	36,963
Employee welfare expenses	5,339	5,057	4,117
Total	$ 158,834	$ 160,065	$ 147,587